Summary of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Provisions	$ 1,909	$ 1,977	$ 1,576
Pension liabilities	3,225	2,194	1,071
Total other non-current liabilities	$ 5,134	$ 4,171	$ 2,647